Commitments and Contingencies (Details) - USD ($)	Sep. 17, 2024	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Custom tax paid		$ 127,094	$ 374,846
Settled amount	$ 53,311